4. MARKETABLE SECURITIES: Schedule of Net changes in fair value of marketable securities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Details
Marketable Securities, Fair Value	$ 0	$ 4,500
Marketable Securities, Shares transferred	0	(20,625)
Marketable Securities, Shares Sold	0	8,625
Marketable Securities, Change in unrealized (loss)	0	7,500
Marketable Securities, Fair Value	$ 0	$ 0